Net Income per Common Unit	3 Months Ended
Mar. 31, 2013
Net Income per Common Unit
Net Income per Common Unit

(10) Net Income per Common Unit

        The net income per unit figures on the Condensed Consolidated and Combined Statements of Operations are based on the net income of the Partnership after the closing of the offering on January 23, 2013 through March 31, 2013, since this is the amount of net income that is attributable to the newly issued common units.

        The Partnership's net income is allocated wholly to the common units as the general partner does not have an economic interest.

        Basic and diluted net income per common unit is calculated by dividing net income by the weighted-average number of common units outstanding during the period and, when applicable, give effect to unvested common units granted under the CVR Refining LTIP. No common units were issued or outstanding under the CVR Refining LTIP during the period.

        The following table illustrates the Partnership's calculation of net income per common unit (in thousands, except per unit information):

January 23, 2013 to March 31, 2013
Net income (from the closing of the offering on January 23, 2013 to March 31, 2013)	$197,528
Net income per common unit, basic	$1.34
Net income per common unit, diluted	$1.34
Weighted-average common units outstanding, basic	147,600,000
Weighted-average common units outstanding, diluted	147,600,000